PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2014
Cost:
Computers and software	$54	$19
Electronic equipment	19	14
Office furniture and equipment	38	32
Leasehold improvements	2	-

	$113	$65

Accumulated depreciation:	22	5

Depreciated cost	$91	$60

                        Depreciation expenses for the years ended December 31, 2015, 2014 and 2013 were $17, $5, and less than $1, respectively.